Schedule H - Line 4(i) 1 (Details Textual) - EBP 43-1804048 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Plan Name	JANUS 401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN
Entity Tax Identification Number	43-1804048
EBP, Plan Number	003
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,065,158
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Jan. 01, 2026
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2038
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%